FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Interest Rate Risk (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jul. 19, 2020
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	$ (13,230,837)	$ (21,521,237)
Equity	$ 1,760,120	$ 7,419,719	$ 0
Floating Interest Rate [Member]
Interest-bearing financial instruments [Abstract]
Weighted average interest rate on cash at bank on hand and short-term deposits	0.25%	0.31%
Interest rate risk [member]
Interest-bearing financial instruments [Abstract]
Financial assets	$ 1,697,904	$ 5,672,551
Interest rate risk [member] | Cash at Bank and on Hand [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	1,697,904	5,672,551
0.5% Increase [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	8,490	28,363
Equity	8,490	28,363
0.5% Decrease [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	(8,490)	(28,363)
Equity	$ (8,490)	$ (28,363)